STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Receipt on Account of Shares [Member]	Other Comprehensive Loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 733	$ 939	$ 102,459		$ (640)	$ (102,025)
Balance, shares at Dec. 31, 2010		8,067,423
Classification of warrants to equity	860		860
Exercise of warrants, rights and options	249	51	198
Exercise of warrants, rights and options, shares		465,475
Stock-based compensation	359		359
Issuance of shares to RepliWeb's employees in connection with the acquisition	88	4	84
Issuance of shares to RepliWeb's employees in connection with the acquisition, shares		34,371
Issuance of shares related to acquisition	2,533	105	2,428
Issuance of shares related to acquisition, shares		973,694
Conversion of convertible debt	1,144	39	1,105
Conversion of convertible debt, shares		368,000
Exercise of rights related to convertible debt	38	8	30
Exercise of rights related to convertible debt, shares		78,804
Fair value of guarantee associated with short term loan	49		49
Other comprehensive income (loss)	(50)				(50)
Net income (loss)	(815)					(815)
Balance at Dec. 31, 2011	5,188	1,146	107,572		(690)	(102,840)
Balance, shares at Dec. 31, 2011		9,987,777
Exercise of warrants, rights and options	736	53	683
Exercise of warrants, rights and options, shares		519,715
Tax benefit related to exercise of stock options	40		40
Stock-based compensation	736		736
Conversion of convertible debt	1,312	61	1,251
Conversion of convertible debt, shares		316,491
Exercise of rights related to convertible debt	46	10	36
Exercise of rights related to convertible debt, shares		95,947
Fair value of guarantee associated with short term loan
Other comprehensive income (loss)	18				18
Net income (loss)	1,486					1,486
Balance at Dec. 31, 2012	9,562	1,270	110,318		(672)	(101,354)
Balance, shares at Dec. 31, 2012	10,919,930	10,919,930
Exercise of warrants, rights and options	1,096	70	1,026
Exercise of warrants, rights and options, shares		631,862
Tax benefit related to exercise of stock options	189		189
Stock-based compensation	746		746
Receipt on account of shares	81			81
Issuance of common shares, net of issuance expenses	17,956	323	17,633
Issuance of common shares, net of issuance expenses, shares		2,852,000
Issuance of shares related to acquisition	1,046	14	1,032
Issuance of shares related to acquisition, shares		123,500
Fair value of guarantee associated with short term loan
Other comprehensive income (loss)	51				51
Net income (loss)	(629)					(629)
Balance at Dec. 31, 2013	$ 30,098	$ 1,677	$ 130,944	$ 81	$ (621)	$ (101,983)
Balance, shares at Dec. 31, 2013	14,527,292	14,527,292